Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Net Expenses Associated with Foreclosed Assets
Net expenses associated with foreclosed assets are detailed below:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Operating expenses, net of rental income	$429	$331	$571
Loss on write-down on foreclosed real estate	257	2,060	860
Net (gain) loss on sales of real estate	649	(116)	(51)
Total	$1,335	$2,275	$1,380